Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Cost:
Total cost	¥ 18,589,072		¥ 4,981,040
Less: Accumulated depreciation	(4,659,530)		(366,978)
Property and equipment, net	13,929,542	$ 2,025,968	4,614,062
Office Equipment
Cost:
Total cost	10,883,248		2,501,368
Leasehold Improvements
Cost:
Total cost	¥ 7,705,824		¥ 2,479,672